SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2023:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2022	559,625	$225.01
Granted	54,471	344.05
Exercised	(181,289)	174.92
Forfeited	(21,942)	263.84
Expired	—	—

Options outstanding at December 31, 2023	410,865	$260.82	2.57	$68,882

Options exercisable at December 31, 2023	86,340	$202.25	1.54	$19,532

Summary of Restricted Stock Activity
The following is a summary of restricted stock activity as of and for the year ended December 31, 2023:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2022	2,589,261	$112.53
Granted	180,617	302.71
Vested	(19,401)	107.81
Forfeited	(13,796)	243.17

Restricted stock outstanding at December 31, 2023	2,736,681	$124.56

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2023	2022	2021
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	4.11%	3.04%	0.79%
Expected volatility	25.38%	23.10%	21.85%
Expected dividend yield	3.15%	2.84%	2.97%
Grant date fair value	$67.32	$46.60	$34.79

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2023	2022	2021
Stock options	$3,603	$3,856	$2,908
Restricted stock	26,397	24,965	22,457

Share-based compensation expense	$30,000	$28,821	$25,365